Summary Prospectus April 30, 2010

Elfun Trusts

ELFNX

Before you invest, you may want to review the Fund’s Statutory Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Statutory Prospectus, Statement of Additional Information and other information about the Fund online at www.geam.com/elfunProspectus. You can also get this information at no cost by calling 1-800-242-0134 or by sending an email request to gefunds@ge.com. The Fund’s Statutory Prospectus and Statement of Additional Information, both dated April 30, 2010, are incorporated by reference into this Summary Prospectus.

Investment Objectives

Long-term growth of capital and future income rather than current income

Fees and Expenses of the Fund

The following table describes the fees that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment):

None.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).

Management Expenses	0.16%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.08%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.25%
Expenses Reimbursed/Waived by Adviser	0.01%
Total Annual Fund Operating Expenses After Reimbursement/Waiver	0.24%

Reflects reimbursement of certain cash management expenses under a contract in effect through April 29, 2011, which can be terminated by the Board of Trustees or GE Asset Management.

Expense Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeemed all of your units at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, taking into account the expense reimbursement for first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$25	$79	$139	$314

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objectives by investing in equity securities of U.S. companies, such as common and preferred stocks.

The portfolio manager selects equity securities from a number of industries based on the merits of individual companies. In seeking to satisfy the Fund’s investment objective with respect to future income, the portfolio manager will also consider companies that have the potential to pay dividends in the future. Stock selection is key to the performance of the Fund.

The portfolio manager seeks to identify securities of issuers with characteristics such as:

•	above-average annual growth rates

•	financial strength (favorable debt ratios and other financial characteristics)

•	leadership in their respective industries

•	high quality management focused on generating shareholder value

The portfolio manager(s) may consider selling a security when one of these characteristics no longer applies, or when valuation becomes excessive and more attractive alternatives are identified.

The Fund also may invest to a lesser extent in foreign (non-U.S.) securities and debt securities. The portfolio manager may use various investment techniques (which may involve the use of derivative instruments such as swaps, options, futures and options on futures) to adjust the Fund’s investment exposure, but there is no guarantee that these techniques will work.

Principal Risks

The principal risks of investing in the Fund are:

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Despite gains in some markets after steep declines during certain periods of 2008-09, negative conditions and price declines may return unexpectedly and dramatically.

Growth Investing Risk is the risk of investing in growth stocks that may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential. Growth-oriented funds will typically underperform when value investing is in favor.

Redemption Risk is the risk that the Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

For a more detailed description of the Fund’s risks, please refer to “More on Strategies, Risks and Disclosure of Portfolio Holdings” in the Fund’s statutory prospectus. It is possible to lose money on an investment in the Fund, and this risk of loss is heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance

The bar chart and the Average Annual Total Returns table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index. Past performance assumes the reinvestment of all dividend income and capital gain distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. For updated performance information, please visit the Fund’s website at www.geam.com or call 1-800-242-0134.

Calendar Year Total Returns (%)

Highest/Lowest quarterly results during this time period were:

Highest	17.68%	(quarter ended June 30, 2009)
Lowest	-25.24%	(quarter ended December 31, 2008)

Average Annual Total Returns (%)

(as of December 31, 2009)

	1 Year	5 Years	10 Years
Elfun Trusts
Return Before Taxes	33.62	0.94	1.04
Return After Taxes on Distributions	32.67	-0.26	-0.14
Return After Taxes on Distributions and Sale of Fund Units	23.08	0.79	0.71
S&P 500® Index (does not reflect fees, expenses or taxes)	26.46	0.42	-0.96

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund units through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Elfun Funds Prospectus

April 30, 2010

Portfolio Management

Investment Adviser

GE Asset Management Incorporated

Portfolio Manager

The primary individual portfolio manager for the Fund is:

Portfolio Manager	Portfolio manager experience in this Fund	Primary title with Investment Adviser
David B. Carlson	22 years	Chief Investment Officer – U.S. Equities

Purchase and Sale of Fund Shares

Purchase minimum
	By mail	By wire	Automatic
Initial Investment	$500	$1,000	$25
Subsequent Investments	$100	$1,000	$25

You may purchase units of the Fund by mail, bank wire, electronic funds transfer or by telephone after you have opened an account with the Fund. You may obtain an account application from GE Investment Distributors, Inc. by calling 1-800-242-0134 or from the Fund’s website at www.geam.com.

You may sell (redeem) all or part of your Fund units on any business day through the following options:

•	Sending a written request by mail to:

Elfun Mutual Funds

P.O. Box 9838

Providence, RI 02940

Overnight Delivery:

Elfun Mutual Funds

101 Sabin Street

Pawtucket, RI 02860;

•	Calling us at 1-800-242-0134; or

•	By accessing the Elfun Funds’ website at www.geam.com.

Tax Information

Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account

ELF SP Trust 4-2010